Prepaid expenses and other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Prepaid Expense and Other Assets, Current [Abstract]
Indirect tax receivables and related prepaid expenses	$ 43,293	$ 39,030
Prepaid expenses	7,847	6,271
Other	764	1,267
Prepaid expenses and other current assets	$ 51,904	$ 46,568